INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	€ 354,394	€ 307,810
Intangible assets, ending balance	440,456	354,394
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,611,167	1,448,444
Additions	202,506	166,340
Reclassification	0	0
Change in scope of consolidation		(3,458)
Translation differences	(2,454)	(159)
Intangible assets, ending balance	1,811,219	1,611,167
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,256,773	1,140,634
Amortization	117,122	118,102
Reclassification		0
Change in scope of consolidation		(1,766)
Translation differences	(3,132)	(197)
Intangible assets, ending balance	1,370,763	1,256,773
Development costs | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	141,396
Intangible assets, ending balance	185,115	141,396
Development costs | Externally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	164,341	137,572
Intangible assets, ending balance	234,158	164,341
Development costs | Externally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	938,492	834,483
Additions	142,795	104,009
Reclassification	0	0
Change in scope of consolidation		0
Translation differences	0	0
Intangible assets, ending balance	1,081,287	938,492
Development costs | Externally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	774,151	696,911
Amortization	72,978	77,240
Reclassification		0
Change in scope of consolidation		0
Translation differences	0	0
Intangible assets, ending balance	847,129	774,151
Development costs | Internally acquired
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	158,817	148,245
Intangible assets, ending balance	173,613	158,817
Development costs | Internally acquired | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	474,641	437,254
Additions	42,320	37,387
Reclassification	0	0
Change in scope of consolidation		0
Translation differences	0	0
Intangible assets, ending balance	516,961	474,641
Development costs | Internally acquired | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	315,824	289,009
Amortization	27,524	26,815
Reclassification		0
Change in scope of consolidation		0
Translation differences	0	0
Intangible assets, ending balance	343,348	315,824
Patents, concessions and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	13,391	13,471
Intangible assets, ending balance	26,080	13,391
Patents, concessions and licenses | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	144,192	131,237
Additions	12,416	12,110
Reclassification	12,289	4,369
Change in scope of consolidation		(3,458)
Translation differences	(1,011)	(66)
Intangible assets, ending balance	167,886	144,192
Patents, concessions and licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	130,801	117,766
Amortization	14,312	11,628
Reclassification		3,317
Change in scope of consolidation		(1,766)
Translation differences	(3,307)	(144)
Intangible assets, ending balance	141,806	130,801
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	17,845	8,522
Intangible assets, ending balance	6,605	17,845
Other intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	53,842	45,470
Additions	4,975	12,834
Reclassification	(12,289)	(4,369)
Change in scope of consolidation		0
Translation differences	(1,443)	(93)
Intangible assets, ending balance	45,085	53,842
Other intangible assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	35,997	36,948
Amortization	2,308	2,419
Reclassification		(3,317)
Change in scope of consolidation		0
Translation differences	175	(53)
Intangible assets, ending balance	€ 38,480	€ 35,997